Exhibit 99.15

Client Name:	Bank of America Corporation
Client Project Name:	OBX 2021-J1
Start - End Dates:	11/2020 - 3/2021
Deal Loan Count:	122

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

0 - Total Active Conditions

7 - Total Satisfied Conditions

3 - Credit Review Scope
1 - Category: DTI
1 - Category: Income/Employment
1 - Category: Legal Documents
1 - Property Valuations Review Scope
1 - Category: Appraisal
3 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
2 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

1 - Property Valuations Review Scope
1 - Category: Property

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